Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Pegasus Digital Mobility Acquisition Corp
Schedule of fair value, assets and liabilities measured on recurring basis

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$900,000	$900,000	$—	$—
Warrant liabilities – Private Placement Warrants	560,700	—	560,700	—
Total Liabilities	$1,460,700	$900,000	$560,700	$—

		Quoted	Significant	Significant
		Prices In	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable Securities held in Trust Account	$230,595,291	$230,595,291

Liabilities:
Warrant liabilities – Public Warrants	$280,125	$280,125	$—	$—
Warrant liabilities – Private Placement Warrants	218,498	—	218,498	—
Total Liabilities	$498,623	$280,125	$218,498	$—